COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

(1) Commitments for purchase and investment obligations

The following table sets forth the Group’s purchase and investment obligations as of December 31, 2021:

		Less than 1			Over 5
	Total	Year	1-3 Years	3-5 Years	Years
Purchase commitments	13,200	9,200	4,000	—	—
Investment commitment (Note 21)	26,333	26,333	—	—	—
Total	39,533	35,533	4,000	—	—

The Group’s purchase obligations represent commitment to acquire certain intellectual property rights.

(2) Contingencies

The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.